Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Shares used in calculating basic and diluted loss per share are as follows:

	Three Months Ended March 31,
	2015	2014
Basic	14,069,419	10,830,312
Effect of exercise of warrants	—	—
Effect of exercise of stock options	—	—
Diluted	14,069,419	10,830,312

Shares used in calculating basic and diluted net income (loss) per share are as follows:

	Year Ended December 31,
	2014	2013
Basic	11,698,880	9,193,101
Effect of exercise of warrants	971,873	582,273
Effect of exercise of stock options	145,921	16,119
Diluted	12,816,674	9,791,493

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
The computation of basic and diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months Ended March 31,
	2015	2014
Stock options and warrants	750,000	1,201,925

The computation of basic and diluted EPS excludes the Common Stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Year Ended December 31,
	2014	2013
Stock options and warrants	20,548	1,126,925